Financial Revenue and Expenses	6 Months Ended
Jun. 30, 2019
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Financial Revenue and Expenses

Note 13: Financial revenue and expenses

The following table reflects financial revenue and expenses:

	Six months ended June 30
(thousands of euros)	2019	2018
Financial revenues	491	1,813
Financial expenses	(966)	(360)

Total	(475)	1,452

The financial income is primarily composed of unrealized exchange effect of U.S.-dollar-denominated intercompany advances and capital gains on the disposal of investment securities.

Financial expenses primarily include financial interest related to lease obligations recognized in the balance sheet as part of the implementation of IFRS 16, foreign exchange losses and expenses related to the accretion of repayable advances.